Borrowings - Schedule of borrowings repayment schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 47,072	£ 42,985	£ 45,465
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	4,859	2,955
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,706	2,799
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	3,134	2,689
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,948	3,129
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	4,375	2,505
More than 5 years | By instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	736	922
More than 5 years | Other than by instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 28,314	£ 27,986